Schedule of Notional Values and Hedged Consumption of Natural Gas Derivatives (Detail)	Mar. 31, 2012 MMBTU	Dec. 31, 2011 MMBTU	Dec. 31, 2010 MMBTU
Derivative [Line Items]
Hedged natural gas consumption, Million Metric British Thermal Units	11	13	11